Equity (Details) - Schedule of Dividends - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Dividends [Abstract]
Income for the year	R$ 226,867	R$ 268,536	R$ 520,100
(-) Constitution of legal reserve (5% of net income)	(11,343)	(13,427)
Adjusted profit for the year	215,524	255,109
(-) Mandatory minimum dividends - 25% of adjusted net income	(53,881)	(63,777)
(-) Additional dividends proposed	(101,119)	(191,332)
Proposed dividends	(155,000)	(255,109)
(-) Additional dividends proposed on profit reserve		(64,891)
Total dividends	(155,000)	(320,000)
Constitution of reserve for investments and expansion	R$ 60,524
Total shares of paid up capital (per thousand shares) (in Shares)	102,683	102,377
(-) Treasury shares (per thousand shares) (in Shares)	(3,068)	(3,571)
(=) Outstanding shares (per thousand shares) (in Shares)	99,615	98,806
Dividend per share (R$) (in Brazil Real per share)	R$ 1.51	R$ 3.24